Stockholder's equity	12 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Stockholder's equity

Note 16 — Stockholder’s equity

On June 19, 2022, the Company underwent a shareholding restructuring whereby the Company’s dual class share capital was amended to a single class of Ordinary Shares where 694,376 Class B shares were converted to 694,376 Class A ordinary shares, and all of the Class A ordinary shares were then re-designated as Ordinary Shares. The financial statements were prepared as if the share conversion happened retroactively.

Share Consolidation

Beginning with the opening of trading on December 18, 2023, the Company's ordinary shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol "VRAX", but under a new CUSIP number of G9495L125. The objective of the Share Consolidation was to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market. On January 4, 2024, the Company received notification that it had regained compliance with Nasdaq Marketplace Rule 5550(a)(2).

Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the financial statements and footnotes for all periods presented.

Authorized

As of March 31, 2025, there are a total of 50,000,000 shares authorized. The holders of our ordinary shares are entitled to such dividends as may be declared by our Board of Directors subject to the Cayman Companies Act and to our memorandum and articles of association.

Ordinary shares

Year ended March 31, 2023

On May 10, 2022, we issued 755 ordinary shares for services rendered at $26.50 per share.

On May 13, 2022, we issued 4,000 ordinary shares at $26.50 per share.

Initial Public Offering - On July 25, 2022, the Company consummated its IPO of 135,000 ordinary shares, par value $0.001 per share at a price of $50.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-263694) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 18, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on June 30, 2022. In addition, on July 25, 2022, Boustead Securities, LLC, as representative of several underwriters, exercised an over-allotment option (the “Option”) in part to purchase 20,250 ordinary shares from the Company in connection with the IPO at a price of $50.00 per ordinary share.

On August 5, 2022 Boustead Securities, LLC exercised 10,868 warrants on a cashless basis in exchange for 8,619 ordinary shares.

November Private Placement - On November 8, 2022, the Company entered into the November Securities Purchase Agreement ("SPA") with the Purchaser for the November Private Investment in Public Entity ("PIPE"), pursuant to which the Company received gross proceeds of approximately $3,844,500, before deducting placement agent fees and other offering expenses, in consideration of (i) 116,500 ordinary shares; (b) 116,500 November Pre-Funded Warrants, and (iii) 349,500 November Ordinary Warrants at a combined purchase price of $16.50 per ordinary share and one and a half November Ordinary Warrant, or approximately $16.50 per November Pre-Funded Warrant and one and a half November Ordinary Warrant if purchasing the November Pre-Funded Warrants (the “November Offering”). The Company has agreed to issue to the Purchaser unregistered warrants to purchase up to 349,500 ordinary shares (the “November Ordinary Warrants”). On December 12, 2022, the November Pre-Funded Warrants were exercised in full for $117 and the Company issued 116,500 ordinary shares to the Purchaser.

In December 2022, the Company issued 5,430 ordinary shares for settlement of a related party payable of $149,434 valued at $7.30 per share. The remaining $109,570 contribution is a component of Reserves for the year ended March 31, 2023.

March Private Placement - On March 8, 2023, the Company entered into the March SPA with the same Purchaser for the March PIPE, pursuant to which the Company received gross proceeds of approximately $4,000,000, before deducting placement agent fees and other offering expenses, in consideration of (i)150,000 ordinary shares; (b) pre-funded warrants to purchase 234,331 ordinary shares (the “March Pre-Funded Warrants”), (iii) series A preferred investment options to purchase up to 349,742 ordinary shares (the “Series A Preferred Investment Options”), and (iv) series B preferred investment options to purchase up to 384,331 ordinary shares (the “Series B Preferred Investment Options” collectively with the Series A Preferred Investment Options, the “Preferred Options”) at a purchase price of $10.4077 per ordinary share and associated Preferred Options and a purchase price of $10.4067 per March Pre-Funded Warrant and associated Preferred Options (the “March Offering”). In connection with the issuance of the Preferred Options, the 349,500 November Ordinary Warrants were cancelled. In addition, the Company issued warrants to purchase up to 26,904 ordinary shares at $13.010 per share to H.C. Wainwright & Co., placement agent of the Offering, or its assignee (the “Placement Agent Warrants”).

Year ended March 31, 2024

On April 19, 2023, the March Pre-Funded Warrants were exercised in full and 234,331 ordinary shares were issued to the Purchaser.

In July 2023, pursuant to a settlement agreement between Boustead Securities LLC and the Company, the Company issued 22,500 ordinary shares to Boustead Securities LLC valued at $3.80 per share.

On October 11, 2023, the “Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of 734,073 existing Series A and B preferred investment options (the “Existing Warrants”) to purchase ordinary shares of the Company. The Existing Warrants were issued on March 10, 2023 and each has an exercise price of $8.0202 per share. Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 734,073 ordinary shares of the Company at a reduced exercise price of $2.934 per share in consideration for the Company’s agreement to issue new warrants to purchase ordinary shares (the “New Warrants”) to purchase up to 1,468,145 of the Company’s ordinary shares with an exercise price of $2.924 (the “New Warrant Shares”). The Company received aggregate net proceeds of approximately $1.9 million from the exercise of the Existing Warrants by the Holder, after deducting placement agent fees and other offering expenses payable by the Company. In addition, the Company issued warrants (“Placement Agent Warrants”) to the Placement Agent, or its designees, to purchase up to an aggregate of 51,385 ordinary shares, which Placement Agent Warrants shall be in the form of the New Warrants, except that the Placement Agent Warrants shall have an exercise price of $3.6675 per share. The Company treated this warrant inducement agreement as a warrant modification and has recognized the incremental fair value of $579,690 and fair value of the New Warrants of $3,564,786 which are recorded in the reserves within equity.

Year ended March 31, 2025

On June 7, 2024, the Company sold 391,017 shares at an average price of $1.9931 for gross proceeds of $779,336 less offering costs of $24,824 for a total net proceeds of $754,511 utilizing its At-the-Market Offering Agreement which was filed as a 6-K on January 22, 2024.

On August 19, 2024, 268,144 warrants with a strike price of $2.934 were exercised for gross proceeds of $786,736 and 268,144 ordinary shares were issued. There were no offering costs associated with the warrant exercise.

On August 21, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to sell and issue to the investors in a registered direct offering an aggregate of 1,108,892 ordinary shares of the Company at a price of $4.50 per share for gross proceeds of $4,990,014. In addition, the placement agent receive warrants to purchase 77,622 ordinary shares at $5.63 with a life of 5 years. The offering costs associated with this offering were $616,339 for total net proceeds of $4,373,675.

As of March 31, 2025, the Company had 4,341,956 ordinary shares issued and outstanding.

Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2025, 2024 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2022	—	—	—
Granted	1,472,174	$8.70	—
Exercised	(127,367)	$—	—
Cancelled	(349,500)	$4.00	—
At March 31, 2023	995,307	$6.12	5.5
Granted	1,519,529	$2.96	—
Exercised	(968,403)	$2.21	—
Cancelled	-	$—	—
At March 31, 2024	1,546,433	$3.05	4.5
Granted	77,622	$5.63	—
Exercised	(268,144)	$2.93	—
Cancelled	—	$—	—
At March 31, 2025	1,355,911	$3.21	3.6
Warrants exercisable as of March 31, 2025	1,355,911	$3.21	3.6

The Company issued warrants on March 18, 2023 to purchase 995,307 shares of the Company with a fair value of $10,552,172. On October 11, 2023, the Company issued warrants to purchase 1,519,529 shares of the Company with a fair value of $4,314,281. On August 23, 2024 the Company issued warrants to purchase 77,622 shares of the Company with a fair value of $388,420. The fair value of agents’ warrants issued during the years ended March 31, 2025 and 2024 was estimated using the Black-Scholes option valuation model with the following assumptions:

	As of March 31, 2025	As of March 31, 2024
Expected volatility	198.71%	209.89%
Expected term	3 years	3 years
Risk-free interest rate	3.73%	4.73%
Dividend yield	—	—
Forfeiture rate	0.00%	0.00%

Stock-based Compensation

The Company adopted the 2022 Equity Incentive Plan (the "2022 Plan") on March 15, 2022, the 2023 Equity Incentive Plan (the "2023 Plan") on February 21, 2023, and the 2024 Equity Incentive Plan (the "2024 Plan") on December 19, 2024, together, "the Plans". The Plans are intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to awards issued. The 2022 Plan permits the grant of options and shares for up to 131,941 ordinary shares, the 2023 Plan permits the grant of options and shares for up to 250,000 ordinary shares, and the 2024 Plan permits the grant of options and shares up to 250,000 ordinary shares. As of March 31, 2025, approximately 18,025 shares are available for issuance under the 2022 Plan, 20,584 shares are available for issuance under the 2023 Plan and 176,000 shares are available for issuance under the 2024 Plan.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Expected volatility	183.05% - 183.05%	212.26% - 260.62%	85.52% - 353.14%
Expected term	5 years	5 years	5 years
Risk-free interest rate	4.68% - 4.68%	3.66% - 4.61%	2.60% - 3.041%
Dividend yield	—	—	—
Forfeiture rate	0.00%	0.00%	0.00%

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

In April 2023, an aggregate of 115,200 stock options with a strike price of $50.00 were modified to a strike price of $6.03 and vesting periods from two and three years were reduced to one and two years with the modification. The modification was accounted for under IFRS 2 where the entity shall recognize, as a minimum, the services received measured at the grant date fair value of the equity instruments granted, unless those equity instruments do not vest because of failure to satisfy a vesting condition (other than a market condition) that was specified at grant date. In addition, the guidance states that the entity shall recognize the effects of modifications that increase the total fair value of the share-based payment arrangement or are otherwise beneficial to the employee. According to IFRS 2, accounting for a modification to the terms of a share-based payment scheme, requires two valuations:

1.
Valuation of the existing rights at the current (i.e., modification) date, immediately prior to the modification, and;
2.
Valuation of the amended rights immediately after the modification.

As the modified grants were all unvested at the time of the modification, the incremental charge is accrued in the modification period based on the amortization of outstanding shares as of the modification date, with the remaining incremental expense recognized over the period of the remaining vesting period, in line with the remaining amortization of the original fair value.

For the year ended March 31, 2025, the Company issued stock options to purchase 213,000 shares at an average price of $0.68 with a fair value of $0.67. For the year ended March 31, 2024, the Company issued stock options to purchase 199,000 shares at an average price of $5.73 with a fair value of $5.76. During the year ended March 31, 2025, there were 29,435 stock options forfeited and 8,433 stock options expired. At March 31, 2025, there were stock options outstanding of 417,332 and 87,372 stock options vested and exercisable. At March 31, 2024, there were 2,166 stock options vested and exercisable.

For the years ended March 31, 2025, 2024 and 2023, the Company recognized an expense of $365,309, $1,011,973, and $1,734,601, respectively, of non-cash compensation expense allocated between general and administrative and research and development expenses. Stock-based compensation expense is valued using the Black-Scholes option-pricing model method and accelerated vesting method as required in IFRS 2.

A summary of the status of the Company’s outstanding stock options as of March 31, 2025, 2024 and 2023 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2022	—	—	—	—	—
Granted	123,200	$48.60	$33.60	—	10.0
Exercised	—	—	—	—	—
Expired	(2,000)	$50.00	$34.30	—	—
Forfeiture	—	—	—	—	—
At March 31, 2023	121,200	$20.33	$33.62	—	9.3
Granted	199,000	$5.73	$5.76	—	10.0
Exercised	—	—	—	—	—
Expired	(166)	$115.50	$114.10	—	—
Forfeiture	(77,834)	$6.59	$20.13	—	—
At March 31, 2024	242,200	$12.69	$15.01	—	8.8
Granted	213,000	$0.68	$0.67	—	10.0
Exercised	—	—	—	—	—
Expired	(8,433)	$6.14	$18.62	—	—
Forfeiture	(29,435)	$6.02	$17.66	—	—
At March 31, 2025	417,332	$7.15	$7.36	—	8.5
Exercisable at March 31, 2025	87,372	$15.47	$16.59	—	7.8